Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.3%)
	Newmont Corp. (XNYS)	49,308	6,410
	Freeport-McMoRan Inc.	30,843	2,100
	Anglogold Ashanti plc (XNYS)	13,048	1,667
	CF Industries Holdings Inc.	13,629	1,357
	Mueller Industries Inc.	10,734	1,266
	Commercial Metals Co.	17,160	1,258
	Caledonia Mining Corp. plc	27,399	870
	Ryerson Holding Corp.	30,207	790
*	Intrepid Potash Inc.	14,659	542
*	Constellium SE	17,249	429
*	Ingevity Corp.	5,188	374
	Reliance Inc.	1,078	340
	Chemours Co.	13,662	249
	Fastenal Co.	5,194	239
*	NWPX Infrastructure Inc.	2,809	218
	Alcoa Corp.	1,935	120
	NewMarket Corp.	186	117
	Orion SA	19,369	110
			18,456
Consumer Discretionary (16.7%)
	General Motors Co.	42,955	3,381
	Walmart Inc.	24,986	3,197
	Nexstar Media Group Inc.	8,279	2,078
	Dollar General Corp.	11,178	1,746
	BorgWarner Inc. (XNYS)	30,161	1,736
	Macy's Inc.	79,840	1,579
	Travel & Leisure Co.	21,252	1,566
	Gap Inc.	53,720	1,506
*	Etsy Inc.	27,304	1,498
*	Dollar Tree Inc.	11,737	1,485
	Southwest Airlines Co.	29,458	1,451
	Hasbro Inc.	14,548	1,449
	Lear Corp.	10,970	1,440
	Dana Inc.	40,406	1,384
	Expedia Group Inc.	6,382	1,377
*	Amazon.com Inc.	6,466	1,358
	New York Times Co. Class A	16,922	1,350
*	American Airlines Group Inc.	95,372	1,247
*	Aptiv plc	16,909	1,244
	Garrett Motion Inc.	60,932	1,241
	Boyd Gaming Corp.	14,213	1,183
	Delta Air Lines Inc.	17,239	1,133
	Scholastic Corp.	32,052	1,114
	Best Buy Co. Inc.	17,954	1,113
	Signet Jewelers Ltd.	11,422	1,099
*	Sally Beauty Holdings Inc.	67,469	1,084
	Wynn Resorts Ltd.	10,022	1,084
	Lowe's Cos. Inc.	4,053	1,072
*	Crocs Inc.	11,564	1,049
	Target Corp.	8,956	1,019
	Carnival Corp.	32,041	1,011
	VF Corp.	52,041	1,011
	Rush Enterprises Inc. Class A	13,686	971
	Toll Brothers Inc.	6,132	964
*	Adient plc	39,295	956
*	Zumiez Inc.	36,181	949
*	Airbnb Inc. Class A	6,954	940
	Leggett & Platt Inc.	80,403	939
	Tapestry Inc.	6,004	933

		Shares	Market Value ($000)
*	Citi Trends Inc.	19,648	931
*	SharkNinja Inc.	7,512	923
	Dine Brands Global Inc.	29,669	919
*	Sonos Inc.	58,771	905
*	Urban Outfitters Inc.	13,647	903
	G-III Apparel Group Ltd.	29,290	896
*	Dauch Corp.	132,859	877
*	United Airlines Holdings Inc.	8,173	869
*	Ulta Beauty Inc.	1,268	868
	Phinia Inc.	11,941	867
	Fox Corp. Class A	15,340	864
	eBay Inc.	9,373	852
	Fox Corp. Class B	16,201	838
	Monro Inc.	38,227	823
*	Stride Inc.	9,413	794
*	Mattel Inc.	46,451	787
*	USA TODAY Co. Inc.	127,246	757
*,1	Lands' End Inc.	46,766	752
	Interface Inc.	23,565	742
	American Eagle Outfitters Inc.	29,547	726
*	National Vision Holdings Inc.	26,066	703
	TJX Cos. Inc.	4,108	664
	Movado Group Inc.	26,410	659
	Dillard's Inc. Class A	1,049	632
	Ralph Lauren Corp.	1,723	625
	Visteon Corp.	6,443	616
	Polaris Inc.	10,087	613
*	Callaway Golf Co.	42,110	592
*	Grand Canyon Education Inc.	3,672	584
	Build-A-Bear Workshop Inc.	11,988	583
	Ethan Allen Interiors Inc.	23,405	533
*	Goodyear Tire & Rubber Co.	64,601	533
*	AMC Networks Inc. Class A	65,221	533
*	Covista Inc.	5,421	531
	Academy Sports & Outdoors Inc.	8,837	531
*	Laureate Education Inc.	15,822	512
	Perdoceo Education Corp.	15,173	506
	Sonic Automotive Inc. Class A	7,780	488
*	Central Garden & Pet Co. Class A	13,697	473
*	Five Below Inc.	2,066	462
*	BJ's Wholesale Club Holdings Inc.	4,545	449
	Monarch Casino & Resort Inc.	4,675	449
	News Corp. Class B	16,622	445
	Super Group SGHC Ltd.	41,399	443
	Upbound Group Inc.	19,896	427
	PriceSmart Inc.	2,663	412
	PulteGroup Inc.	2,865	393
*	Revolve Group Inc.	15,197	382
*	Coursera Inc.	58,950	378
	Winnebago Industries Inc.	9,353	373
*	Fox Factory Holding Corp.	21,822	367
	Sinclair Inc.	22,230	363
	La-Z-Boy Inc.	9,967	356
	Haverty Furniture Cos. Inc.	14,193	338
	Booking Holdings Inc.	79	335
*	Viking Holdings Ltd.	4,203	328
*	Turtle Beach Corp.	25,607	321
	Gentex Corp.	13,655	320
*	Cars.com Inc.	37,109	317
*	Coty Inc. Class A	122,867	308
	Group 1 Automotive Inc.	924	301
	HNI Corp.	6,390	287
*	YETI Holdings Inc.	6,284	275
	Williams-Sonoma Inc.	1,311	270
*	Central Garden & Pet Co.	6,825	267
*	Rush Street Interactive Inc.	12,957	256
	Thor Industries Inc.	2,448	235
	Genuine Parts Co.	1,917	229
	Rush Enterprises Inc. Class B	3,489	226
*	Stagwell Inc.	46,517	224

		Shares	Market Value ($000)
	Standard Motor Products Inc.	5,448	216
	LCI Industries	1,576	210
*	Liquidity Services Inc.	6,432	203
	Carter's Inc.	5,907	198
*	Arlo Technologies Inc.	11,463	180
	Sturm Ruger & Co. Inc.	4,452	167
*	MasterCraft Boat Holdings Inc.	7,008	152
	John Wiley & Sons Inc. Class A	4,809	149
	Global Industrial Co.	4,464	147
	Acushnet Holdings Corp.	1,403	144
	Graham Holdings Co. Class B	106	112
			93,155
Consumer Staples (7.1%)
	Altria Group Inc.	76,505	5,282
	McKesson Corp.	5,184	5,118
	CVS Health Corp.	50,750	4,055
	Cencora Inc.	10,874	4,047
	PepsiCo Inc.	21,463	3,643
	Coca-Cola Consolidated Inc.	8,975	1,817
	Kroger Co.	23,753	1,621
	Philip Morris International Inc.	7,546	1,410
	Ingles Markets Inc. Class A	13,929	1,185
*	Seneca Foods Corp. Class A	8,389	1,166
	Cal-Maine Foods Inc.	13,117	1,143
	Sysco Corp.	12,267	1,118
*	US Foods Holding Corp.	10,857	1,049
	Albertsons Cos. Inc. Class A	56,945	1,019
	Fresh Del Monte Produce Inc.	20,551	882
	Weis Markets Inc.	12,455	844
	Archer-Daniels-Midland Co.	8,984	620
	Hershey Co.	2,538	600
	Ingredion Inc.	4,992	586
*	Performance Food Group Co.	5,184	503
	Dole plc	26,783	430
	Corteva Inc.	4,522	362
	Pilgrim's Pride Corp.	6,543	282
*	Chefs' Warehouse Inc.	3,657	261
*	Guardian Pharmacy Services Inc. Class A	7,507	252
	Oil-Dri Corp. of America	3,171	215
	John B Sanfilippo & Son Inc.	1,959	162
			39,672
Energy (6.0%)
	Exxon Mobil Corp.	28,435	4,336
	Weatherford International plc	21,969	2,317
	ConocoPhillips	16,069	1,823
	TechnipFMC plc	27,028	1,792
	APA Corp.	49,641	1,508
	Devon Energy Corp.	34,549	1,504
	EOG Resources Inc.	11,514	1,429
*	National Energy Services Reunited Corp.	48,559	1,216
	HF Sinclair Corp.	23,876	1,194
*	Expro Group Holdings NV	62,509	1,116
	Magnolia Oil & Gas Corp. Class A	39,905	1,110
	SandRidge Energy Inc.	62,442	1,095
	Ovintiv Inc. (XNYS)	19,892	1,006
	Chord Energy Corp.	9,196	997
*	PrimeEnergy Resources Corp.	4,633	921
*	Oil States International Inc.	68,957	903
	NOV Inc.	44,590	903
*	Talos Energy Inc.	72,260	885
	Matador Resources Co.	13,931	716
	World Kinect Corp.	26,253	655
*	Tidewater Inc.	7,575	602
	Ranger Energy Services Inc. Class A	34,555	602
	Murphy Oil Corp.	16,061	532
*	DNOW Inc.	40,262	474
*	Par Pacific Holdings Inc.	10,347	442
	California Resources Corp.	7,339	432
*	Gulfport Energy Corp.	1,979	413

		Shares	Market Value ($000)
	EQT Corp.	6,099	375
	VAALCO Energy Inc.	67,604	348
	Riley Exploration Permian Inc.	12,017	347
*	First Solar Inc.	1,720	339
*	Innovex International Inc.	10,121	267
	Peabody Energy Corp.	7,413	234
*	Alpha Metallurgical Resources Inc.	1,187	193
*	Forum Energy Technologies Inc.	3,164	184
	Permian Resources Corp.	7,223	132
			33,342
Financials (23.3%)
	Bank of New York Mellon Corp.	38,768	4,617
	Wells Fargo & Co.	51,369	4,184
	JPMorgan Chase & Co. (XYNS)	12,846	3,858
	Travelers Cos. Inc.	10,911	3,368
	Allstate Corp.	13,535	2,904
	Goldman Sachs Group Inc. (XYNS)	3,350	2,880
	Bank of America Corp. (XNYS)	52,229	2,603
	Aflac Inc.	22,928	2,589
	Citigroup Inc. (XNYS)	19,310	2,128
	Popular Inc.	15,074	2,040
	State Street Corp.	15,596	2,006
	Hartford Insurance Group Inc.	11,481	1,617
	Citizens Financial Group Inc.	25,869	1,557
	RenaissanceRe Holdings Ltd.	5,082	1,537
	OneMain Holdings Inc.	27,087	1,490
	Northern Trust Corp.	10,350	1,481
	Affiliated Managers Group Inc.	4,796	1,468
	Axis Capital Holdings Ltd.	13,764	1,455
	Radian Group Inc.	41,078	1,418
	MGIC Investment Corp.	53,090	1,408
	Fidelity National Financial Inc.	24,770	1,310
	Enact Holdings Inc.	31,021	1,298
	Amalgamated Financial Corp.	33,673	1,296
	East West Bancorp Inc.	11,702	1,281
	Ameriprise Financial Inc.	2,702	1,270
	Essent Group Ltd.	20,840	1,268
	First Horizon Corp.	53,119	1,264
	Fifth Third Bancorp	25,532	1,263
	American International Group Inc.	15,616	1,257
	OFG Bancorp	30,829	1,236
	Banc of California Inc.	66,414	1,227
	Bank of NT Butterfield & Son Ltd.	24,094	1,223
	First Citizens BancShares Inc. Class A	631	1,198
	Morgan Stanley	7,186	1,197
	M&T Bank Corp.	5,481	1,189
	Old Republic International Corp.	27,445	1,177
	International Bancshares Corp.	16,982	1,140
	Pathward Financial Inc.	12,223	1,110
*	Hamilton Insurance Group Ltd. Class B	35,073	1,108
	Assurant Inc.	4,656	1,069
	CNO Financial Group Inc.	25,415	1,063
	Nicolet Bankshares Inc.	6,916	1,056
	Universal Insurance Holdings Inc.	29,857	1,050
	WSFS Financial Corp.	15,875	1,008
*	NMI Holdings Inc.	25,571	1,005
	Trustmark Corp.	23,599	1,005
	TrustCo Bank Corp. NY	22,934	995
	Regions Financial Corp.	35,717	994
	Truist Financial Corp.	20,152	994
	Fidelis Insurance Holdings Ltd.	51,251	977
	Central Pacific Financial Corp.	30,651	976
	Mercury General Corp.	10,755	974
*	SiriusPoint Ltd.	46,085	974
	Globe Life Inc.	6,566	954
	First BanCorp (XNYS)	44,410	938
	WaFd Inc.	29,911	932
	1st Source Corp.	13,809	925
	Capitol Federal Financial Inc.	127,887	918

		Shares	Market Value ($000)
	Hanmi Financial Corp.	35,080	916
	Provident Financial Services Inc.	43,512	915
	Jackson Financial Inc. Class A	8,286	907
	Cathay General Bancorp	18,155	902
*	Texas Capital Bancshares Inc.	9,443	900
	Univest Financial Corp.	26,825	900
	Northpointe Bancshares Inc.	49,627	896
*	Axos Financial Inc.	10,224	888
	Northrim BanCorp Inc.	37,574	883
	Fulton Financial Corp.	42,891	877
	Burke & Herbert Financial Services Corp.	13,564	874
	OceanFirst Financial Corp.	47,881	865
*	Genworth Financial Inc.	102,342	864
	Northeast Bank	7,689	853
	Independent Bank Corp.	24,435	849
	Amerant Bancorp Inc.	38,503	822
	TriCo Bancshares	17,201	822
	Preferred Bank	9,224	809
	Midland States Bancorp Inc.	36,367	805
	First Interstate BancSystem Inc. Class A	22,809	789
	Westamerica BanCorp	15,482	784
	Primerica Inc.	3,078	781
	Enterprise Financial Services Corp.	13,620	778
	Virtu Financial Inc. Class A	18,192	753
*	Enova International Inc.	5,342	743
	SLM Corp.	39,424	739
	Willis Towers Watson plc	2,385	728
	Assured Guaranty Ltd.	8,248	711
	Acadian Asset Management Inc.	13,163	709
	Unum Group	9,872	708
	BOK Financial Corp.	5,475	688
	FirstCash Holdings Inc.	3,551	685
	Hilltop Holdings Inc.	17,959	672
	Southern Missouri Bancorp Inc.	10,763	666
*	Markel Group Inc.	320	663
	Banco Latinoamericano de Comercio Exterior SA	12,993	650
	First Financial Corp.	9,996	633
	Orrstown Financial Services Inc.	17,249	620
	Heritage Financial Corp.	19,607	518
	Ameris Bancorp	6,642	516
	Corebridge Financial Inc.	19,754	510
	Charles Schwab Corp.	5,196	495
	BGC Group Inc. Class A	50,871	484
	City Holding Co.	3,853	462
	S&T Bancorp Inc.	11,050	462
	Hancock Whitney Corp.	6,974	459
	Raymond James Financial Inc.	2,972	455
	Tompkins Financial Corp.	5,887	452
	BankUnited Inc.	9,353	437
	Interactive Brokers Group Inc. Class A	6,044	430
	Equitable Holdings Inc.	10,063	405
	SEI Investments Co.	4,600	374
	Southside Bancshares Inc.	10,660	334
	First Hawaiian Inc.	13,097	324
	Lazard Inc.	6,339	321
	Investors Title Co.	1,255	290
	First Merchants Corp.	7,351	287
	Navient Corp.	29,294	257
	Great Southern Bancorp Inc.	3,997	246
	Community Trust Bancorp Inc.	4,084	245
*	Coastal Financial Corp.	2,815	209
	W R Berkley Corp.	2,881	207
	CNA Financial Corp.	4,009	192
	Stock Yards Bancorp Inc.	2,948	189
	Employers Holdings Inc.	4,258	176
	Horace Mann Educators Corp.	4,006	174
	Mercantile Bank Corp.	3,232	167
	Peoples Bancorp Inc.	5,143	166
	Esquire Financial Holdings Inc.	1,504	152
	Victory Capital Holdings Inc. Class A	2,027	140

		Shares	Market Value ($000)
	MetLife Inc.	1,836	132
	California BanCorp	7,189	132
	Unity Bancorp Inc.	2,332	124
	United Fire Group Inc.	3,117	121
	Hanover Insurance Group Inc.	636	115
	Republic Bancorp Inc. Class A	1,628	112
	Business First Bancshares Inc.	4,021	110
	Washington Trust Bancorp Inc.	3,272	110
	QCR Holdings Inc.	1,231	106
			130,371
Health Care (16.1%)
	HCA Healthcare Inc.	10,022	5,309
	Bristol-Myers Squibb Co.	80,203	5,002
	AbbVie Inc.	21,529	4,996
	Merck & Co. Inc.	40,228	4,981
	Gilead Sciences Inc.	33,039	4,921
	Regeneron Pharmaceuticals Inc.	6,160	4,815
	Amgen Inc.	10,495	4,074
	Johnson & Johnson	15,331	3,809
	Pfizer Inc.	127,850	3,535
	Medtronic plc	22,178	2,166
	Cigna Group	6,550	1,898
*	Biogen Inc.	8,407	1,613
*	Incyte Corp.	15,193	1,539
*	Jazz Pharmaceuticals plc	8,083	1,536
	Viatris Inc.	96,908	1,447
	Cardinal Health Inc.	6,281	1,440
*	United Therapeutics Corp.	2,745	1,383
*	Illumina Inc.	9,219	1,240
*	Solventum Corp.	16,712	1,240
*	Exelixis Inc.	27,955	1,232
*	Amneal Pharmaceuticals Inc.	82,389	1,138
*	Alkermes plc	36,724	1,105
*	Healthcare Services Group Inc.	49,184	1,071
*	Tactile Systems Technology Inc.	33,195	972
*	10X Genomics Inc. Class A	42,049	969
*	Supernus Pharmaceuticals Inc.	17,452	955
*	Innoviva Inc.	41,077	943
*	Pediatrix Medical Group Inc.	46,964	932
*	LivaNova plc	12,754	900
*	Halozyme Therapeutics Inc.	12,549	873
*	Charles River Laboratories International Inc.	4,643	829
*	Aurinia Pharmaceuticals Inc.	56,692	803
*	Avanos Medical Inc.	56,893	802
*,1	CorMedix Inc.	99,512	710
*	AdaptHealth Corp.	77,602	710
*	AMN Healthcare Services Inc.	35,432	690
*	Harmony Biosciences Holdings Inc.	24,173	690
*	Pacira BioSciences Inc.	30,919	677
*	Fortrea Holdings Inc.	61,612	661
	ResMed Inc.	2,546	652
*	PTC Therapeutics Inc.	9,286	633
*	Henry Schein Inc.	7,550	622
*	Indivior Pharmaceuticals Inc.	18,518	606
	SIGA Technologies Inc.	93,444	605
*	Vanda Pharmaceuticals Inc.	67,705	603
*	Collegium Pharmaceutical Inc.	14,111	588
*	ANI Pharmaceuticals Inc.	7,952	588
*	AngioDynamics Inc.	50,141	574
*	Medpace Holdings Inc.	1,249	564
*	Bioventus Inc. Class A	61,946	544
	Embecta Corp.	49,849	512
	Humana Inc.	2,609	497
*	Fulgent Genetics Inc.	31,207	478
*	TruBridge Inc.	24,673	476
*	Enovis Corp.	17,679	450
*	Omnicell Inc.	10,794	444
*	OptimizeRx Corp.	57,243	434
	iRadimed Corp.	4,106	425

		Shares	Market Value ($000)
*	ACADIA Pharmaceuticals Inc.	15,922	391
*	Myriad Genetics Inc.	83,384	384
*	Varex Imaging Corp.	29,033	382
*	BioMarin Pharmaceutical Inc.	5,998	370
*	Catalyst Pharmaceuticals Inc.	15,882	367
*	QuidelOrtho Corp.	15,404	350
*	Centene Corp.	7,738	347
	DENTSPLY SIRONA Inc.	20,438	300
*	Elanco Animal Health Inc. (XNYS)	11,289	298
*	Envista Holdings Corp.	10,094	295
*	Orthofix Medical Inc.	20,077	272
*	Teladoc Health Inc.	48,104	253
*	Keros Therapeutics Inc.	14,027	199
*	Corcept Therapeutics Inc.	5,328	190
*	Ardent Health Inc.	18,149	170
*	Castle Biosciences Inc.	4,382	130
*	Natera Inc.	527	110
*	MiMedx Group Inc.	21,546	105
			89,814
Industrials (11.5%)
	FedEx Corp.	7,508	2,906
	Cummins Inc.	4,883	2,851
	American Express Co.	5,934	1,833
	Oshkosh Corp.	9,951	1,692
	Johnson Controls International plc	11,726	1,692
	Synchrony Financial	23,404	1,617
	Sensata Technologies Holding plc	39,479	1,474
	Ryder System Inc.	6,481	1,436
	AGCO Corp.	10,019	1,368
	GE Vernova Inc.	1,477	1,290
	Teekay Tankers Ltd. Class A	16,222	1,270
	United Rentals Inc.	1,492	1,253
	Deluxe Corp.	44,982	1,248
	Primoris Services Corp.	7,774	1,172
	Scorpio Tankers Inc.	14,607	1,155
	Comfort Systems USA Inc.	790	1,129
	Accenture plc Class A	5,313	1,109
	CH Robinson Worldwide Inc.	5,746	1,064
	Valmont Industries Inc.	2,302	1,059
	Astec Industries Inc.	16,914	1,050
	WESCO International Inc.	3,602	1,043
	Maximus Inc.	13,756	1,040
	Mastercard Inc. Class A	1,998	1,033
	Myers Industries Inc.	45,978	1,029
	Cognex Corp.	18,396	1,001
	Pitney Bowes Inc.	92,590	994
	International Seaways Inc.	13,005	982
*	Upwork Inc.	71,526	960
	Ardagh Metal Packaging SA	196,116	951
	Kelly Services Inc. Class A	96,942	941
*	Cimpress plc	12,852	939
	Lockheed Martin Corp.	1,412	929
	EMCOR Group Inc.	1,280	928
	Genpact Ltd.	22,902	910
*	Generac Holdings Inc.	3,999	901
*	Blue Bird Corp.	14,372	837
	PayPal Holdings Inc. (XNGS)	17,878	826
	Teekay Corp. Ltd.	63,815	826
*	IBEX Holdings Ltd.	27,690	800
	Western Union Co.	81,947	789
	Owens Corning	6,027	736
	Robert Half Inc.	30,141	736
	Costamare Inc.	39,784	699
	DHT Holdings Inc.	35,564	693
	ADT Inc.	70,618	566
	General Dynamics Corp.	1,563	558
	Littelfuse Inc.	1,579	557
	Vontier Corp.	13,461	551
	Preformed Line Products Co.	2,151	546

		Shares	Market Value ($000)
	3M Co.	3,190	527
	Watts Water Technologies Inc. Class A	1,597	525
*	Vishay Precision Group Inc.	11,301	521
	Kforce Inc.	18,931	512
*	Proto Labs Inc.	7,897	490
	ICF International Inc.	5,691	473
	Ennis Inc.	20,023	423
*	BrightView Holdings Inc.	29,230	403
	Installed Building Products Inc.	1,129	370
*	Astronics Corp.	4,549	367
*	Euronet Worldwide Inc.	5,247	365
*	Hudson Technologies Inc.	50,673	360
	General Electric Co.	1,036	355
*	Resideo Technologies Inc.	8,869	343
	Atkore Inc.	4,989	323
	Snap-on Inc.	813	313
	Napco Security Technologies Inc.	6,640	310
*	Mohawk Industries Inc.	2,426	304
	Brunswick Corp.	3,696	294
	Crown Holdings Inc.	2,491	285
	Kennametal Inc.	7,025	283
*	Cross Country Healthcare Inc.	31,204	271
*	O-I Glass Inc.	19,032	255
	Jacobs Solutions Inc.	1,613	222
	Capital One Financial Corp.	1,127	221
	TriNet Group Inc.	5,617	214
	Cass Information Systems Inc.	4,055	180
	DuPont de Nemours Inc.	3,488	175
*	MYR Group Inc.	611	165
*	Amentum Holdings Inc.	4,817	144
	Safe Bulkers Inc.	20,760	136
	MSC Industrial Direct Co. Inc. Class A	1,233	116
	Brink's Co.	857	100
*	WEX Inc.	646	96
			64,410
Real Estate (0.3%)
	St. Joe Co.	16,398	1,184
*	Cushman & Wakefield Ltd.	41,248	553
			1,737
Technology (12.3%)
	Micron Technology Inc.	11,906	4,910
	Lam Research Corp.	20,100	4,701
	QUALCOMM Inc.	30,274	4,310
	Alphabet Inc. Class A	13,292	4,144
	Applied Materials Inc.	8,879	3,306
*	Intel Corp.	56,986	2,599
	KLA Corp.	1,536	2,342
	Alphabet Inc. Class C	6,725	2,094
*	Adobe Inc.	7,603	1,995
	NVIDIA Corp.	9,609	1,703
	Dell Technologies Inc. Class C	10,780	1,596
	Pegasystems Inc.	33,010	1,444
*	Cirrus Logic Inc.	10,106	1,426
*	Teradata Corp.	37,797	1,190
*	Photronics Inc.	28,779	1,077
	Western Digital Corp.	3,776	1,056
*	Daktronics Inc.	40,241	1,037
*	Dropbox Inc. Class A	41,431	1,035
	Match Group Inc.	30,520	964
*	EverQuote Inc. Class A	60,676	959
*	NetScout Systems Inc.	31,874	931
*	Penguin Solutions Inc.	44,430	923
	Concentrix Corp.	27,170	891
*	Yext Inc.	155,646	884
*	Pinterest Inc. Class A	49,301	845
	Cognizant Technology Solutions Corp. Class A	12,908	832
*	LiveRamp Holdings Inc.	29,882	812
*	Diebold Nixdorf Inc.	9,753	780
*	Yelp Inc.	33,832	754

		Shares	Market Value ($000)
	Jabil Inc.	2,721	721
*	Consensus Cloud Solutions Inc.	23,673	712
*	Maplebear Inc.	18,258	685
	Clear Secure Inc. Class A	13,907	676
*	UiPath Inc. Class A	62,165	667
*	Twilio Inc. Class A	5,244	634
	Skyworks Solutions Inc.	10,578	630
*	Mitek Systems Inc.	40,037	584
	Amdocs Ltd.	8,324	581
*	Angi Inc.	73,653	573
*	Zoom Communications Inc.	7,490	554
*	Kyndryl Holdings Inc.	44,035	543
*	Cargurus Inc.	17,643	542
	Adeia Inc.	26,060	539
	Teradyne Inc.	1,662	532
*	ScanSource Inc.	14,203	522
*	Docusign Inc.	10,826	488
	NetApp Inc. (XNGS)	4,131	409
*	Ziff Davis Inc.	14,735	399
	OneSpan Inc.	32,378	358
*	Autodesk Inc.	1,435	353
*	Palantir Technologies Inc. Class A	2,562	352
	Dolby Laboratories Inc. Class A	5,214	347
	Hewlett Packard Enterprise Co.	15,604	335
*	Rambus Inc.	3,236	323
*	EPAM Systems Inc.	2,278	321
	Broadcom Inc.	963	308
	TD SYNNEX Corp.	1,950	306
*	Arrow Electronics Inc.	1,939	295
	Amkor Technology Inc.	6,150	294
*	IAC Inc.	7,569	290
*	Red Violet Inc.	6,058	262
*	Kimball Electronics Inc.	10,091	252
*	RingCentral Inc. Class A	6,829	249
	Ingram Micro Holding Corp.	11,265	233
*	DXC Technology Co.	17,531	221
*	Sanmina Corp.	1,404	218
	Avnet Inc.	2,672	176
*	ZoomInfo Technologies Inc.	25,202	157
*	Progress Software Corp.	3,172	133
*,1	EverCommerce Inc.	11,333	130
*	F5 Inc.	477	129
*	CACI International Inc. Class A	197	120
*	Freshworks Inc. Class A	15,251	119
*	Flex Ltd.	1,726	109
			68,921
Telecommunications (3.1%)
	Cisco Systems Inc.	44,862	3,565
	Verizon Communications Inc.	57,673	2,892
	Millicom International Cellular SA	24,060	1,754
	AT&T Inc.	58,146	1,629
*	Ciena Corp.	4,418	1,540
	InterDigital Inc.	3,774	1,383
*	ADTRAN Holdings Inc.	83,537	852
*	Digi International Inc.	11,717	572
	Ubiquiti Inc.	722	554
	IDT Corp. Class B	9,541	486
*	Roku Inc.	4,855	478
*	Harmonic Inc.	27,554	293
*	Liberty Latin America Ltd. Class C	32,800	260
*	Calix Inc.	4,654	241
*	Extreme Networks Inc.	16,025	224
*	Aviat Networks Inc.	7,567	189
*	Xperi Inc.	20,704	127
			17,039
Total Common Stocks (Cost $452,720)			556,917

		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $1,455)	14,551	1,455
Total Investments (100.0%) (Cost $454,175)			558,372
Other Assets and Liabilities—Net (0.0%)			197
Net Assets (100%)			558,569
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $351.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $386 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	2	689	4
Micro E-mini S&P 500 Index	March 2026	15	517	3
				7
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.